SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange ratio used for restating the shares, capital amounts and earnings per share	1.27905
Other long-term assets	$ 51,952	$ 41,092
Estimated operating lease liabilities	56,312			$ 61,300
Bad debt recoveries	6,460	5,946	$ 7,773		$ 7,843
Accounts receivable - net of allowance	6,460	5,946	7,773		$ 7,843
Right of use asset	47,231			53,100
Deferred Rent		8,300		$ 8,300
Deferred Offering Costs	0	3,900
Net foreign currency transaction gain (loss)	$ 24,600	36,400	$ 45,100
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants issued during the period	20,700,000
Warrants outstanding	0
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants issued during the period	18,560,000
Forward Purchase Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants issued during the period	3,750,000
Number of shares entitled by each warrant	1
Exercise price	$ 11.50
Getty SEA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage by parent	50.00%
Ownership percentage by non-controlling stockholder's interest	50.00%
Noncontrolling Interest
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost of investment	$ 2,000
Other long-term assets	$ 9,600	$ 8,100
Getty Images Holdings, Inc
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of equity interest	72.00%